Investments In Affiliated Companies, Partnership And Other Companies (Income Statement Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Document Fiscal Year Focus	2019
Revenues	$ 366,178	$ 362,711	$ 466,349
Gross profit	158,382	94,463	101,242
Net income	$ 1,890	$ 727	$ 10,338